Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (Loss)
2024	$1,618,585	$2,689,668	$600,704	$764,441	$185.47	$(11,886,000)
2023	$1,281,333	$1,337,859	$679,291	$741,704	$68.08	$(18,834,000)
2022	$997,605	$796,729	$614,830	$538,363	$44.16	$(22,162,000)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Daniel Goldberger, in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2024, 2023 and 2022.

PEO Total Compensation Amount	[1]	$ 1,618,585	$ 1,281,333	$ 997,605
PEO Actually Paid Compensation Amount	[2]	$ 2,689,668	1,337,859	796,729
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts of compensation actually paid to each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added to (as applicable) compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$1,618,585	$1,281,333	$997,605	$600,704	$679,291	$614,830
Less: Grant Date Fair Value of Equity Awards (1)	(486,000)	(230,000)	(136,912)	(98,720)	(79,415)	(54,770)
Less: Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year	-	(40,553)	-	(70,957)	-	-
Add: Year-End Fair Value of Equity Awards Granted in the Year	1,215,750	297,500	34,982	259,360	105,680	11,899
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	342,000	-	(74,444)	75,817	28,966	(41,995)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(667)	29,579	(24,502)	(1,763)	7,182	8,399
Compensation Actually Paid	$2,689,668	$1,337,859	$796,729	$764,441	$741,704	$538,363

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 600,704	679,291	614,830
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	764,441	741,704	538,363
Total Shareholder Return Amount	[5]	185.47	68.08	44.16
Net Income (Loss) Attributable to Parent		$ (11,886,000)	$ (18,834,000)	$ (22,162,000)
PEO Name		Daniel Goldberger	Daniel Goldberger	Daniel Goldberger
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For a discussion of the assumptions made in the valuation at grant, see Note 13 to the Consolidated Financial Statements included in our Form 10-K.

PEO [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (486,000)	$ (230,000)	$ (136,912)
PEO [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years That Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(40,553)
PEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,215,750	297,500	34,982
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		342,000		(74,444)
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(667)	29,579	(24,502)
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(98,720)	(79,415)	(54,770)
Non-PEO NEO [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years That Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(70,957)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		259,360	105,680	11,899
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,817	28,966	(41,995)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,763)	$ 7,182	$ 8,399

[1]	The dollar amounts reported are the amounts of total compensation reported for our PEO, Daniel Goldberger, in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2024, 2023 and 2022.
[2]	The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Goldberger during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year that are unvested as of the end of the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year for unvested awards, (iii) the vest date value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value at the end of the prior fiscal year of unvested equity awards granted in prior years that were forfeited in the reported year.
[3]	The dollar amounts reported are the average of the total compensation reported for our Other NEOs in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2024, 2023 and 2022, namely Brian Posner for 2024, 2023 and 2022 and Joshua S. Lev for 2024.
[4]	The dollar amounts reported represent the average of the “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts reported are the average of the amounts of total compensation reported for our Other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year that are unvested as of the end of the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year for unvested awards, (iii) the vest date value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value at the end of the prior fiscal year of unvested equity awards granted in prior years that were forfeited in the reported year.
[5]	Assumes an investment of $100 for the period starting on January 1, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $8.74 on December 31, 2021; (ii) $3.86 on December 30, 2022; (iii) $5.95 on December 29, 2023; and (iv) $16.21 on December 31, 2024.
[6]	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.